Accounts Receivable - Ageing of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross	$ 109,936	$ 23,420
Allowance	(36,553)	(766)	$ (5,887)	$ (393)
Net	73,383	22,654
Account Receivables, Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross	26,054	22,670
Allowance	(60)	(16)
Net	25,994	22,654
Account Receivables, 0-90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross	65,737
Allowance	(22,664)
Net	43,073
Account Receivables, 91-180 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross	3,488
Net	3,488
Account Receivables, 181-365 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross	582
Net	582
Account Receivables, over 1 year past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross	14,075	750
Allowance	(13,829)	$ (750)
Net	$ 246